FAIR VALUE MEASUREMENTS AND DISCLOSURES, FAIR VALUE MEASUREMENTS BY BALANCE SHEET GROUPING (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Dec. 31, 2012
Financial assets [Abstract]
Available-for-sale securities, at fair value	$ 83,663	$ 80,959		$ 108,339
Investment securities - held-to-maturity	43,359	34,222	32,500
Carrying Amounts | Level 1
Financial assets [Abstract]
Cash and cash equivalents	18,933	16,575		8,665
Interest earning time deposits	500	500		2,000
Available-for-sale securities, at fair value	1,342	1,341		2,405
Accrued interest receivable	1,813	1,715		1,717
Financial liabilities [Abstract]
Demand Deposits, Savings, NOW and MMDA	282,620	250,248		228,484
Accrued interest payable	98	86		140
Carrying Amounts | Level 2
Financial assets [Abstract]
Available-for-sale securities, at fair value	82,321	79,618		105,934
Investment securities - held-to-maturity	42,990	34,412
Federal Home Loan Bank stock	2,035	2,440		1,929
Financial liabilities [Abstract]
Time Deposits	155,732	159,892		163,321
Borrowings	33,826	40,853		34,964
Junior subordinated debentures	5,155	5,155
Interest rate swap derivative	123	135		195
Carrying Amounts | Level 3
Financial assets [Abstract]
Net loans	343,143	336,592		329,247
Financial liabilities [Abstract]
Junior subordinated debentures				5,155
Estimated Fair Values | Level 1
Financial assets [Abstract]
Cash and cash equivalents	18,933	16,575		8,665
Interest earning time deposits	500	500		2,000
Available-for-sale securities, at fair value	1,342	1,341		2,405
Accrued interest receivable	1,813	1,715		1,717
Financial liabilities [Abstract]
Demand Deposits, Savings, NOW and MMDA	282,620	250,248		228,484
Accrued interest payable	98	86		140
Estimated Fair Values | Level 2
Financial assets [Abstract]
Available-for-sale securities, at fair value	82,321	79,618		105,934
Investment securities - held-to-maturity	43,359	34,222
Federal Home Loan Bank stock	2,035	2,440		1,929
Financial liabilities [Abstract]
Time Deposits	155,914	160,201		165,491
Borrowings	34,205	41,255		36,054
Junior subordinated debentures	5,152	4,825
Interest rate swap derivative	123	135		195
Estimated Fair Values | Level 3
Financial assets [Abstract]
Net loans	349,472	343,660		341,389
Financial liabilities [Abstract]
Junior subordinated debentures				$ 5,155